UNITEDSTATES
SECURITIESANDEXCHANGECOMMISSION
Washington,D.C.20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-02661

Name of Fund: BlackRock Pacific Fund, Inc.

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: Anne F. Ackerley, Chief Executive Officer, BlackRock
Pacific Fund, Inc., 55 East 52nd Street, New York, NY 10055.

Registrant’s telephone number, including area code: (800) 441-7762

Date of fiscal year end: 12/31/2010

Date of reporting period: 03/31/2010

Item 1 – Schedule of Investments

BlackRock Pacific Fund, Inc
Schedule of Investments March 31, 2010 (Unaudited)	(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Australia — 12.0%
Amcor Ltd.	640,152	$ 3,751,507
Australia & New Zealand Banking
Group Ltd.	435,713	10,127,032
Brambles Ltd.	988,732	6,669,585
National Australia Bank Ltd.	338,999	8,553,305
Newcrest Mining Ltd.	37,233	1,122,568
Suncorp-Metway Ltd.	586,842	4,592,730
Telstra Corp. Ltd.	1,576,745	4,323,335
Westfield Group	585,387	6,468,568
Woodside Petroleum Ltd.	120,073	5,167,368
Woolworths Ltd.	307,668	7,902,660
		58,678,658
China — 3.8%
Bank of China Ltd.	12,465,000	6,630,490
China Shenhua Energy Co. Ltd.,
Class H	1,315,000	5,675,542
Huabao International Holdings Ltd.	5,459,000	6,553,590
		18,859,622
Hong Kong — 14.1%
CNOOC Ltd.	4,613,000	7,616,069
China Construction Bank, Class H	11,785,000	9,634,658
China Mobile Ltd.	944,500	9,082,725
China Resources Power Holdings Co.	2,602,000	5,563,052
China Vanke Co., Ltd.	3,279,560	3,763,067
Esprit Holdings Ltd.	655,664	5,167,372
Henderson Land Development Co., Ltd.	1,186,000	8,337,015
Hutchison Whampoa Ltd.	857,400	6,261,862
Shenzhen Investment Ltd.	6,858,000	2,539,414
Singamas Container Holdings Ltd.	11,570,000	2,082,761
Sun Hung Kai Properties Ltd.	410,000	6,152,458
Zijin Mining Group Co. Ltd.	3,472,000	2,728,138
		68,928,591
India — 1.5%
ICICI Bank Ltd.	336,696	7,136,456
Japan — 43.1%
Aisin Seiki Co., Ltd.	201,600	6,053,650
COMSYS Holdings Corp.	134,700	1,306,319
Citizens Holding Co., Ltd.	897,000	6,145,337
Fuji Media Holdings, Inc.	1,686	2,500,501
Fuji Photo Film Co., Ltd.	208,300	7,175,023
Isuzu Motors Ltd.	2,918,000	7,910,407
JFE Holdings, Inc.	185,200	7,472,210
JS Group Corp.	283,100	5,767,957
Kuraray Co., Ltd.	393,500	5,302,509
Mitsubishi Corp.	333,000	8,744,484
Mitsubishi Gas Chemical Co., Inc.	837,000	5,052,441
Mitsubishi UFJ Financial Group, Inc.	1,765,000	9,251,518
Mitsui & Co., Ltd.	550,700	9,272,323

Common Stocks	Shares	Value
Japan (concluded)
Mitsui Engineering & Shipbuilding Co.,
Ltd.	781,000	$ 1,949,368
Murata Manufacturing Co., Ltd.	92,700	5,275,270
NEC Corp.	2,137,000	6,436,755
Nippon Oil Corp.	1,007,000	5,128,554
Nippon Telegraph & Telephone Corp.	209,300	8,806,830
Nitto Denko Corp.	142,200	5,522,044
Nomura Holdings, Inc.	1,226,800	9,001,827
Sankyo Co., Ltd.	96,800	4,792,112
Seven & I Holdings Co., Ltd.	362,200	8,762,011
Shimachu Co., Ltd.	206,200	4,406,768
Shin-Etsu Chemical Co., Ltd.	86,100	5,010,719
Sony Corp.	276,400	10,590,647
Sumitomo Electric Industries Ltd.	539,000	6,621,814
Sumitomo Mitsui Financial Group, Inc.	194,300	6,437,116
TDK Corp.	85,200	5,679,857
Takeda Pharmaceutical Co., Ltd.	197,500	8,696,702
Tokio Marine Holdings, Inc.	302,000	8,513,734
Toyota Motor Corp.	441,300	17,744,397
		211,331,204
Singapore — 2.2%
DBS Group Holdings Ltd.	502,500	5,123,368
United Overseas Bank Ltd.	427,000	5,851,399
		10,974,767
South Korea — 8.1%
Hite Brewery Co., Ltd.	30,917	3,893,476
Hyundai Development Co.	200,600	5,860,306
LG Electronics, Inc.	76,584	7,785,200
Samsung Electronics Co., Ltd.	19,602	14,172,134
Shinhan Financial Group Co., Ltd.	204,760	8,070,850
		39,781,966
Taiwan — 6.2%
Asustek Computer, Inc.	3,287,730	5,725,189
Au Optronics Corp.	4,562,000	5,167,257
MediaTek, Inc.	348,000	6,040,069
Quanta Computer, Inc.	2,527,000	4,901,923
Taiwan Semiconductor
Manufacturing Co., Ltd.	4,544,379	8,805,831
		30,640,269
Thailand — 1.5%
Kasikornbank Pcl	2,380,300	7,575,695
United Kingdom — 4.2%
BHP Billiton Plc	501,698	17,147,020
Rio Tinto Plc, Registered Shares	57,000	3,369,763
		20,516,783
United States — 1.0%
News Corp., Class A	340,508	4,906,721

Total Common Stocks – 97.7%

479,330,732

Portfolio Abbreviations
To simplify the listings of portfolio holdings in the Schedule of Investments, the names and descriptions of many of the securities have been abbreviated according to the following list:

AUD	Australian Dollar	KRW	South Korean Won
GBP	British Pound	TWD	New Taiwan Dollar
JPY	Japanese Yen	USD	US Dollar

BLACKROCK PACIFIC FUND, INC.

MARCH 31, 2010

1

Schedule of Investments (continued)

BlackRock Pacific Fund, Inc.
(Percentages shown are based on Net Assets)

Structured Notes	Shares	Value
India — 1.3%
JPMorgan Structured Products
(Reliance Industries Ltd.), due
8/02/14	271,539 $	6,451,766
Total Structured Notes – 1.3%		6,451,766
Total Long-Term Investments
(Cost – $403,973,587) – 99.0% 485,782,498
Total Investments
(Cost – $403,973,587*) – 99.0%		485,782,498
Other Assets Less Liabilities – 1.0%		4,783,899
Net Assets – 100.0%	$ 490,566,397

* The cost and unrealized appreciation (depreciation) of investments as of
March 31, 2010, as computed for federal income tax purposes, were as follows:
Aggregate cost	$ 407,906,684
Gross unrealized appreciation	$ 82,908,184
Gross unrealized depreciation	(5,032,370)
Net unrealized appreciation	$ 77,875,814

• Investments in companies considered to be an affiliate of the Fund, for purposes of Section 2(a)(3) of the Investment Company Act of 1940,

were as follows:
Affiliate	Net Activity	Income
BlackRock Liquidity Funds,
TempFund, Institutional Class	$ (1,175,021)	$ 209

• Foreign currency exchange contracts as of March 31, 2010 were as follows:

					Settle-	Unrealized
Currency			Currency	Counter-	ment	Appreciation
Purchased			Sold	party	Date	(Depreciation)
GBP	4,209,055	USD	6,349,780	Citibank,	4/06/10	$ 37,197
				NA
USD	949,937	JPY	88,001,424	Goldman	4/01/10	8,641
				Sachs
				USA
USD	10,055	KRW	11,392,540	Brown	4/01/10	(14)
				Brothers
				Harriman
				& Co.
USD	630,219	TWD	20,000,000	Brown	4/01/10	456
				Brothers
				Harriman
				& Co.
USD	2,579,766	JPY	238,653,341	Goldman	4/02/10	27,029
				Sachs
				USA
USD	743,556	JPY	69,321,110	Deutsche	4/05/10	2,059
				Bank AG
USD	1,333,952	AUD	1,456,598	Brown	4/07/10	(1,714)
				Brothers
				Harriman
				& Co.
USD 23,000,000		JPY	2,052,497,000	State	6/04/10	1,037,943
				Street
				Bank
Total						$ 1,111,597

2 BLACKROCK PACIFIC FUND, INC.

MARCH 31, 2010

Schedule of Investments (concluded)

BlackRock Pacific Fund, Inc.

•Fair Value Measurements - Various inputs are used in determining the fair value of investments, which are as follows:
•Level 1 — price quotations in active markets/exchanges for identical assets and liabilities
•Level 2 — other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)
•Level 3 — unobservable inputs based on the best information available
In the circumstances, to the extent observable inputs are not available
(including the Fund’s own assumptions used in determining the fair value of investments)
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements as contained in its annual report.
The following tables summarize the inputs used as of March 31, 2010 in determining the fair valuation of the Fund’s investments:

Valuation Inputs	Level 1	Level 2	Level 3	Total
Assets:
Investments in
Securities:
Long-Term
Investments[1]	$ 4,906,721 $480,875,777		—	$485,782,498
Total	$ 4,906,721 $480,875,777		—	$485,782,498

1See above Schedule of Investments for values in each country.

Derivative Financial Instruments[2]

Valuation Inputs	Level 1	Level 2	Level 3	Total
Assets:
Foreign
currency
exchange
contracts	-	$1,113,325	-	$ 1,113,325
Liabilities:
Foreign
currency
exchange
contracts	-	(1,728)	-	(1,728)
Total	-	$1,111,597	-	$ 1,111,597

2Derivative financial instruments are foreign currency exchange contracts, which are shown at the unrealized appreciation/
depreciation on the instrument.

BLACKROCK PACIFIC FUND, INC.

MARCH 31, 2010

3

Item 2 – Controls and Procedures

2(a) – The registrant's principal executive and principal financial officers or persons performing similar functions have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the
“1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15(d)-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) – There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3 – Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment
Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Pacific Fund, Inc.

By: /s/Anne F. Ackerley
Anne F. Ackerley
Chief Executive Officer of
BlackRock Pacific Fund, Inc.

Date: May 27, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment
Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/Anne F. Ackerley
Anne F. Ackerley
Chief Executive Officer (principal executive officer) of
BlackRock Pacific Fund, Inc.

Date: May 27, 2010

By: /s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock Pacific Fund, Inc.

Date: May 27, 2010